Bonds	12 Months Ended
Dec. 31, 2023
Bonds [Abstract]
Bonds
18.	Bonds

As of December 31, this item includes:

	Date of	Interest		Current		Non-current
In thousands of soles	maturity	rate	Currency	2022	2023	2022	2023
Corporate bonds - Regulation S issued on the United States of America (a)	2039	4.75% + Adjustment VAC	PEN	31,203	28,558	598,753	599,803
Corporate Bonds - Lima Stock Exchange issued on Peru (b)	2027	8.38%	PEN	41,343	49,369	177,341	130,750
Private bonds (c)	2027	8.50%	US$	4,554	3,611	16,719	10,834
				77,100	81,538	792,813	741,387

(a)	In February 2015, the subsidiary Tren Urbano de Lima S.A. issued international corporate bonds under Regulation S of the United States of America. The issuance was made in VAC soles (adjusted at Constant Update Value) for an amount of S/ 629 million. The bonds are rated AA+.

These bonds include the following collateral: (i) mortgage on the concession of which Tren Urbano de Lima S.A. is the concessionaire, (ii) security interest on the shares of the Concessionaire, (iii) assignment of the Collection Rights of the Administration Trust, and (iv) a Flow Trust and Reserve Accounts for Debt Service, Operation and Maintenance and ongoing Capex. Issuance costs amounted to S/ 22 million. During 2023, a principal repayment of S/ 26 million (S/ 19.8 million in 2022) has been made.

As of December 31, 2023, an accumulated amortization amounting to S/ 152.8 million (S/ 126.8 million as of December 31, 2022) was made.

As of December 31, 2023, the balance includes VAC adjustments and interest payable for S/ 146.1 million (S/ 143.3 million as of December 31, 2022).

For the periods ended December 31, 2021, 2022 and 2023, the movement of this account is as follows:

In thousands of soles	2021	2022	2023
Balance at January, 1	624,454	626,697	629,956
Amortization	(16,376)	(19,848)	(26,004)
Accrued interest and VAC	49,013	54,918	57,407
Interest paid	(30,394)	(31,811)	(32,998)
Balance at December, 31	626,697	629,956	628,361

As of December 31, 2022 and 2023, Tren Urbano de Lima S.A. complied with the corresponding covenants.

As of December 31, 2023, the fair value amounts to S/ 628.4 million (S/ 630.7 million, as of December 31, 2022), is based on discounted cash flows using a rate of 4.9% (5.9% as of December 31, 2022) and corresponds to level 2 of the fair value hierarchy.

(b)	From 2015 to 2016, the subsidiary Red Vial 5 S.A. issued Corporate Bonds on the Lima Stock Exchange for a total S/ 365 million. The bonds are rated AA+.

According to the terms of the bond issuance agreement, this financing is secured by: (i) a trust of flows from the collection rights and flows derived from the Concession, except for flows corresponding to the Remuneration and the Regulation Fee; (ii) a mortgage on the concession of which Red Vial 5 S.A. is the concessionaire; (iii) movable guarantees on shares; (iv) assignment of rights on the bank letter of guarantee and any other guarantee granted in the Construction Agreement; and (v) in general, all those additional guarantees granted in favor of the secured creditors if applicable.

The purpose of the granted funds was to finance the construction works of the second phase of Red Vial 5 and sales tax related to the execution of project expenses.

For the periods ended December 31, 2021, 2022 and 2023, the movement of this account is the following:

In thousands of soles	2021	2022	2023
Balance at January, 1	280,848	251,933	218,684
Amortization	(28,836)	(33,085)	(38,266)
Accrued interest	22,315	19,744	16,609
Interest paid	(22,394)	(19,908)	(16,908)
Balance at December, 31	251,933	218,684	180,119

As of December 31, 2022 and 2023, Red Vial 5 S.A. complied with the respective covenants.

As of December 31, 2023, the fair value of bonds amounts to S/ 184.6 million (S/ 224.8 million as of December 31, 2022), is based on discounted cash flows using rate 8.1% as of December 31, 2022 and 2023, and is within level 2 of the fair value hierarchy.

(c)	At the beginning of 2020, the subsidiary Cumbra Peru S.A. prepared the First Private Bond Program up to a maximum amount of US$ 7.8 million (equivalent to S/ 25.9 million) which were issued to be exchanged for previously incurred commercial debt.

In the first quarter of the year 2020, bonds amounting to US$ 7.8 million (equivalent to S/ 25.9 million) were issued with the modality for exchange debt, with respect to its outstanding business obligations.

For the periods ended December 31, 2021, 2022 and 2023, the movement of this account is the following:

In thousands of soles	2021	2022	2023
Balance at January, 1	27,457	26,282	21,273
Amortization	(3,687)	(3,812)	(5,424)
Exchange difference	2,561	(1,030)	(594)
Accrued interest	2,219	1,858	1,493
Interest paid	(2,268)	(2,025)	(2,303)
Balance at December, 31	26,282	21,273	14,445

As of December 31, 2023, the fair value amounts to S/ 13.6 million (S/ 19.7 million as of December 31, 2022), is based on discounted cash flows using a rate of 12% (11.4% as of December 31, 2022), and is within level 2 of the fair value hierarchy.

(d)	On August 13, 2021, AENZA S.A.A. issued bonds convertible into voting common shares (hereinafter the “Bonds”). The total amount of issuance was US$ 89.9 million, considering 89,970 bonds at a face value of US$ 1,000 each.

Bonds were placed at local level and were available for investors in Peru according to Peruvian legislation. The Bonds mature on February 2024 and bear interest at an annual interest rate of 8% subject to quarterly installments.

Pursuant to the terms and conditions of the Bond, they may be converted into shares from the sixth month of the issuance date, according to the following procedure: 1) the conversion day is the last business day of each month; 2) the conversion may be total or partial; 3) the conversion notice had to be sent to the Bondholders’ Representative no later than five (5) business days prior to the conversion date, and 4) the conversion price will be the minimum of (i) US$ 0.33 (zero and 33/100 US dollars) per share and (ii) 80% of the average price of transactions occurred thirty (30) days prior to the Conversion Date, weighted by the volume of each transaction. The conversion will be made by dividing the current face value of each bond by the conversion price.

The Company converted all bonds in common shares in two tranches, the first one on February 28, 2022 for 11,000 Bonds and second on May 31, 2022 for 78,970 bonds (Note 22). Due to conversion, the debt was fully capitalized.